Utility Plant	12 Months Ended
Dec. 31, 2014
Regulated Operations [Abstract]
Utility Plant

(5) Utility Plant

	Estimated Useful Life (Years)	Puget Energy		Puget Sound Energy
Utility Plant		At December 31,		At December 31,
(Dollars In Thousands)		2014	2013	2014	2013
Electric, gas and common utility plant classified by prescribed accounts:
Distribution plant	10-50	$4,748,988	$4,448,451	$6,417,551	$6,127,732
Production plant	25-125	2,973,853	2,966,223	3,907,224	3,948,270
Transmission plant	45-65	1,189,296	1,043,605	1,306,009	1,162,929
General plant	5-35	481,116	504,965	553,130	599,156
Intangible plant (including capitalized software)	3-50	311,959	316,614	304,135	309,972
Plant acquisition adjustment	7-30	242,826	242,826	282,792	282,792
Underground storage	25-60	28,859	27,857	42,494	41,501
Liquefied natural gas storage	25-45	12,628	12,622	14,498	14,492
Plant held for future use	NA	54,996	28,742	55,148	28,895
Recoverable Cushion Gas	NA	8,655	8,655	8,655	8,655
Plant not classified	1-100	91,519	124,589	91,519	124,589
Grant	NA	(105,659)	—	(105,659)	—
Capital leases, net of accumulated amortization[1]	5	9,473	17,051	9,473	17,051
Less: accumulated provision for depreciation		(1,611,220)	(1,373,178)	(4,449,680)	(4,297,012)

Subtotal		$8,437,289	$8,369,022	$8,437,289	$8,369,022

Construction work in progress	NA	239,690	310,318	239,690	310,318

Net utility plant		$8,676,979	$8,679,340	$8,676,979	$8,679,340

[1]	Accumulated amortization of capital leases at Puget Energy was $28.4 million in 2014 and $20.8 million in 2013. Accumulated amortization of capital leases at PSE was $28.4 million in 2014 and $20.8 million in 2013.

Jointly owned generating plant service costs are included in utility plant service cost at the Company’s ownership share. The following table indicates the Company’s percentage ownership and the extent of the Company’s investment in jointly owned generating plants in service at December 31, 2014. These amounts are also included in the Utility Plant table above.

Jointly Owned Generating Plants (Dollars in Thousands)	Energy Source (Fuel)	Company’s Ownership Share	Puget Energy’s Share		Puget Sound Energy’s Share
			Plant in Service at Cost	Accumulated Depreciation	Plant in Service at Cost	Accumulated Depreciation
Colstrip Units 1 & 2	Coal	50%	$158,516	$(12,047)	$293,103	$(146,635)
Colstrip Units 3 & 4	Coal	25%	234,787	(28,763)	509,619	(303,594)
Colstrip Units 1 – 4 Common Facilities[1]	Coal	various	83	(21)	252	(189)
Frederickson[1]	Gas	49.85%	61,771	(5,750)	70,719	(14,698)
Jackson Prairie	Gas Storage	33.34%	28,185	(4,099)	42,494	(18,409)

[1]	The Company’s ownership is 50% for Colstrip 1&2 and 25% for Colstrip Units 3 &4.

As of December 31, 2014, there are no new Asset Retirement Obligations (ARO) in 2014 and $0.4 million in 2013.

The following table describes all changes to the Company’s ARO liability:

	At December 31,
(Dollars in Thousands)	2014	2013
Asset retirement obligation at beginning of period	$48,687	$45,496
New asset retirement obligation recognized in the period	—	350
Liability settled in the period	(602)	(1,188)
Revisions in estimated cash flows	(480)	2,769
Accretion expense	1,304	1,260

Asset retirement obligation at end of period	$48,909	$48,687

The Company has identified the following obligations, as defined by ASC 410, “Asset Retirement and Environmental Obligations,” which were not recognized because the liability for these assets cannot be reasonably estimated at December 31, 2014 due to:

•	A legal obligation under Federal Dangerous Waste Regulations to dispose of asbestos-containing material in facilities that are not scheduled for remodeling, demolition or sales. The disposal cost related to these facilities could not be measured since the retirement date is indeterminable; therefore, the liability cannot be reasonably estimated;

•	An obligation under Washington state law to decommission the wells at the Jackson Prairie natural gas storage facility upon termination of the project. Since the project is expected to continue as long as the Northwest pipeline continues to operate, the liability cannot be reasonably estimated;

•	An obligation to pay its share of decommissioning costs at the end of the functional life of the major transmission lines. The major transmission lines are expected to be used indefinitely; therefore, the liability cannot be reasonably estimated.

•	A legal obligation under Washington state environmental laws to remove and properly dispose of certain under and above ground fuel storage tanks. The disposal costs related to under and above ground storage tanks could not be measured since the retirement date is indeterminable; therefore, the liability cannot be reasonably estimated;

•	An obligation to pay decommissioning costs at the end of utility service franchise agreements to restore the surface of the franchise area. The decommissioning costs related to facilities at the franchise area could not be measured since the decommissioning date is indeterminable; therefore, the liability cannot be reasonably estimated; and

•	A potential legal obligation may arise upon the expiration of an existing FERC hydropower license if FERC orders the project to be decommissioned, although PSE contends that FERC does not have such authority. Given the value of ongoing generation, flood control and other benefits provided by these projects, PSE believes that the potential for decommissioning is remote and cannot be reasonably estimated.